                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                           A, B AND H SHARES (RETAIL)

   SUPPLEMENT DATED AUGUST 18, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002, SUPPLEMENTED MARCH 1, 2003, APRIL 22, 2003, MAY 29, 2003 AND JUNE 3, 2003

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

At a meeting held on February 28, 2003, the Board of Trustees of Armada Funds approved a Plan of Reorganization in connection with the proposed reorganization of the Armada GNMA Fund into the Armada U.S. Government Income Fund (the "Reorganization"). The shareholders of the Armada GNMA Fund will be asked to consider and approve the Reorganization at a Special Meeting of the shareholders to be held on November 5, 2003. If you are a shareholder of record of the Armada GNMA Fund as of September 12, 2003 (the "Record Date"), you will be eligible to vote at the Special Meeting. If you become a shareholder after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the Reorganization. If the Reorganization is approved by shareholders, Armada expects to complete the Reorganization on or around November 24, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-027-0100

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS
                             AND MONEY MARKET FUND

                                    C SHARES

   SUPPLEMENT DATED AUGUST 18, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002, SUPPLEMENTED MARCH 1, 2003, APRIL 22, 2003, MAY 29, 2003 AND JUNE 3, 2003

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

At a meeting held on February 28, 2003, the Board of Trustees of Armada Funds approved a Plan of Reorganization in connection with the proposed reorganization of the Armada GNMA Fund into the Armada U.S. Government Income Fund (the "Reorganization"). The shareholders of the Armada GNMA Fund will be asked to consider and approve the Reorganization at a Special Meeting of the shareholders to be held on November 5, 2003. If you are a shareholder of record of the Armada GNMA Fund as of September 12, 2003 (the "Record Date"), you will be eligible to vote at the Special Meeting. If you become a shareholder after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the Reorganization. If the Reorganization is approved by shareholders, Armada expects to complete the Reorganization on or around November 24, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-029-0100

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                            I SHARES (INSTITUTIONAL)

   SUPPLEMENT DATED AUGUST 18, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002, SUPPLEMENTED MARCH 1, 2003, APRIL 22, 2003, MAY 29, 2003 AND JUNE 3, 2003

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

At a meeting held on February 28, 2003, the Board of Trustees of Armada Funds approved a Plan of Reorganization in connection with the proposed reorganization of the Armada GNMA Fund into the Armada U.S. Government Income Fund (the "Reorganization"). The shareholders of the Armada GNMA Fund will be asked to consider and approve the Reorganization at a Special Meeting of the shareholders to be held on November 5, 2003. If you are a shareholder of record of the Armada GNMA Fund as of September 12, 2003 (the "Record Date"), you will be eligible to vote at the Special Meeting. If you become a shareholder after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the Reorganization. If the Reorganization is approved by shareholders, Armada expects to complete the Reorganization on or around November 24, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-028-0100